Significant Accounting Policies (Details Narrative) (10K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, FDIC insured amount		$ 250
Cash equivalents
Finance and insurance revenue		29,848	29,044
Charge-backs for finance and insurance revenue, net		2,661	1,911
Charge-back accruals	$ 2,582	2,373	1,790
Shipping and handling fees		2,760	3,506
LIFO inventory value exceeds	$ 0	$ 11,930	8,158
Amortization period	11 years 10 months 25 days	10 years 7 months 6 days
Amortization of debt discount		$ 371	240
Advertising and promotion costs		11,027	10,611
Paid time off earned		$ 1,244	$ 1,180
Florida [Member]
Concentration risk, percentage		77.00%	79.00%
Colorado [Member]
Concentration risk, percentage		15.00%	14.00%
Vendor 1 [Member]
Concentration risk, percentage		28.90%	31.90%
Vendor 2 [Member]
Concentration risk, percentage		27.00%	25.30%
Vendor 3 [Member]
Concentration risk, percentage		21.30%	15.50%
Vendor 4 [Member]
Concentration risk, percentage		15.00%	15.30%
Vendor 5 [Member]
Concentration risk, percentage			10.40%
Customer Database [Member]
Impairment of intangible assets		$ 0	$ 0
Minimum [Member] | Manufacturer Relationships [Member]
Amortization period		13 years
Minimum [Member] | Customer Database [Member]
Amortization period		0 years
Maximum [Member] | Manufacturer Relationships [Member]
Amortization period		18 years
Maximum [Member] | Customer Database [Member]
Amortization period		0 years
Building and Building Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life		15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life		20 years
Vehicle and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life		2 years
Vehicle and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life		7 years